CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 63,621	$ 72,119
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	4,602	3,826
Amortization of prepaid land leases	197	132
Amortization of intangible assets	156	155
Allowance for doubtful accounts	596	514
Loss on disposal of property, plant and equipment	10	39
Share of net loss (income) of equity investees	(3,538)	287
Gains on deconsolidation of subsidiaries where the Company retains an equity interest		(4,748)
Gains on disposal of an investment in an equity investee	(5,763)
Share-based compensation expenses	40	151
Deferred income tax (benefit) expense	6,235	(899)
Accretion of convertible bond	57	115
Fair value adjustments of a bifurcated derivative	(5)	20
Changes in operating assets and liabilities:
Accounts receivable and retention	39,851	(9,041)
Costs and estimated earnings in excess of billings	(35,083)	(27,703)
Inventories	6,650	3,603
Advances to suppliers	(4,812)	(7,843)
Other receivables	3,687	11,345
Prepaid expenses and other assets	128	(211)
Due from related parties	9,147	9,571
Accounts payable	10,794	(7,883)
Deferred revenue	2,865	10,420
Accruals and other payables	1,861	9,638
Due to related parties	(1,178)	(2,312)
Income tax payable	5,541	6,275
Other tax payables	3,789	(6,092)
Net cash provided by operating activities	109,448	61,478
Cash flows from investing activities:
Time deposits placed with banks	(103,661)	(156,940)
Maturity of time deposits	99,937	122,854
Purchases of property, plant and equipment	(2,863)	(1,234)
Proceeds from disposal of property, plant and equipment	292	251
Purchase of equity securities		(740)
Net cash reduced upon deconsolidation of a subsidiary		(1,878)
Proceeds received for the disposal of an equity investee	4,458
Acquisition of a subsidiary, net of cash acquired	(150)
Net cash used in investing activities	(1,987)	(37,687)
Cash flows from financing activities:
Proceeds from short-term bank loans	2,274	3,207
Repayments of short-term bank loans	(2,752)	(3,555)
Proceeds from long-term bank loans	177	332
Repayments of long-term bank loans	(260)	(300)
Payment of dividends	(12,713)	(10,862)
Repayments of convertible bond	(20,753)
Net cash used in financing activities	(34,027)	(11,178)
Effect of foreign exchange rate changes	(5,319)	(8,143)
Net increase in cash, cash equivalents and restricted cash	68,115	4,470
Cash, cash equivalents and restricted cash, beginning of period	358,387	287,309
Cash, cash equivalents and restricted cash, end of period	426,502	291,779
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	403,860	270,806
Current portion of restricted cash	19,985	16,897
Non-current portion of restricted cash	2,657	4,076
Cash, cash equivalents and restricted cash, end of period	426,502	291,779
Supplemental cash flow data Non-Cash Investing Activities:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	$ 5,220	431
Disposal of shares of a subsidiary		$ 4,378